Bank Indebtedness - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Dec. 24, 2021	Oct. 23, 2017 USD ($)	Mar. 29, 2025 CAD ($)	Mar. 29, 2025 USD ($)	Sep. 06, 2024 USD ($)	Jul. 15, 2024 USD ($)	Jun. 26, 2024	Mar. 31, 2024 USD ($)	Mar. 30, 2024 USD ($)	Jun. 29, 2018 USD ($)
Line of Credit Facility [Line Items]
Bank indebtedness				$ 73,630				$ 63,400	$ 63,372
New credit facility maturity date	Dec. 31, 2026
Minimum excess availability percentage of borrowings			40.00%
Minimum excess availability percentage of line cap			25.00%
Mortgage on movable property (general) under the Civil Code (Quebec)			$ 200.0
Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility		$ 85,000			$ 90,000
New credit facility maturity date		Oct. 31, 2022
Total commitments		$ 5,000
Line of Credit Facility, Current Borrowing Capacity					$ 5,000
Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term senior secured term loan										$ 12,500
Amended Credit Facility [Member]
Line of Credit Facility [Line Items]
Bank indebtedness				73,600					63,400
Long-term debt, gross				73,800					63,700
Senior secured revolving credit facility, excess availability				15,500					13,400
New credit facility maturity date	Dec. 31, 2026
Net of deferred financing costs				$ 200					$ 300
Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread										7.00%
Amended Term Loan [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread							0.32%
Amended Term Loan [Member] | Canadian Dollar Offered Rate [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread							7.00%
Amended Credit Facility And Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant description			In the event that minimum excess availability as defined in the Amended Credit Facility and Amended Term Loan is not maintained for more than two consecutive business days once during any fiscal month, this would be considered an event of default under the Company’s Amended Credit Facility and its Amended Term Loan, that provides the lenders the right to require the outstanding balances borrowed under the Company’s Amended Credit Facility and its Amended Term Loan become due immediately, which would result in cross defaults on the Company’s other borrowings. The Company expects to have minimum excess availability as defined in the Amended Credit Facility and Amended Term Loan for at least the next twelve months from the date of issuance of these financial statements.
Line of Credit Facility, Current Borrowing Capacity						$ 2,750
Maximum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio			1.1
Maximum [Member] | Amended Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread		2.00%					2.00%
Maximum [Member] | Amended Credit Facility [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread							0.32%
Maximum [Member] | Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread										7.75%
Maximum [Member] | Amended Term Loan [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread							7.75%
Maximum [Member] | Amended Term Loan [Member] | Canadian Dollar Offered Rate [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread							6.75%
Minimum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio			1
Minimum [Member] | Amended Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread		1.50%					1.50%
Minimum [Member] | Amended Credit Facility [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread							0.30%
Minimum [Member] | Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread	6.75%
Minimum [Member] | Amended Term Loan [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread							6.75%
Minimum [Member] | Amended Term Loan [Member] | Canadian Dollar Offered Rate [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread							0.32%
Arithmetic Average [Member] | Amended Term Loan [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread							7.00%
Arithmetic Average [Member] | Amended Term Loan [Member] | Canadian Dollar Offered Rate [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread							7.75%